OTHER INCOME.	12 Months Ended
Dec. 31, 2013
OTHER INCOME
OTHER INCOME
12	OTHER INCOME
Other income includes a gain of $44,125 realized on the release of an accrual for unpaid payroll liabilities which is not due and is no longer required.